Share based payment arrangements - Options (Details)			12 Months Ended
	Apr. 12, 2018 EquityInstruments	Apr. 07, 2017 EquityInstruments	Dec. 31, 2018 EUR (€) EquityInstruments	Dec. 31, 2017 EUR (€) EquityInstruments
Share based payment arrangements
Number of options, Outstanding, beginning of the year			279,000
Number of options, Forfeited during the year			93,000	279,000
Number of options, Granted during the year	93,000	279,000	(18,600)
Number of options, Outstanding, ending of the year			353,400	279,000
Number of options, Exercisable			0
Weighted-average exercise price, beginning of the year | €			€ 13.90
Weighted-average exercise price, Forfeited during the year | €			16.15	€ 13.90
Weighted-average exercise price, Granted during the year | €			14.46
Weighted-average exercise price, ending of the year | €			€ 14.46	€ 13.90